UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  8/31/20__

Item 1. Reports to Stockholders.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Growth
Fund, Inc.
August 31, 2020
Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies : Effective January 1,
2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary.
Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.
You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling
(800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report

Shareholder Letter
Dear Shareholder:
During the 12 months ended August 31, 2020, global
economic growth weakened significantly as a result of the
novel coronavirus (COVID-19) pandemic and subsequent
economic lockdowns imposed by many governments
around the world. Global stocks advanced during the period,
however, as a result of gains prior to the pandemic combined with increased investor confidence later in the period as
many economies began to reopen. Many central banks
took significant actions to bolster economic growth during
the period. The U.S. Federal Reserve cut the federal funds
target rate range four times to 0.00%–0.25% and initiated
massive quantitative easing measures. The European
Central Bank left its key interest rate unchanged but lowered the deposit rate, resumed buying bonds and announced an
emergency asset purchase plan. In this environment, global
developed and emerging market stocks posted positive
returns, as measured by the MSCI All Country World Index.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
advisors and review their portfolios to design a long-term
strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.
Templeton Growth Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Equity Group
This letter reflects our analysis and opinions as of August
31, 2020, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Not part of the annual report

Contents
Annual Report
Templeton Growth Fund, Inc.
......................
3
Performance Summary
...........................
7
Your Fund’s Expenses
............................
10
Financial Highlights and Statement of Investments
....
11
Financial Statements
.............................
19
Notes to Financial Statements
.....................
23
Report of Independent Registered
Public Accounting Firm
............................
32
Tax Information
..................................
33
Board Members and Officers
.......................
34
Shareholder Information
..........................
39
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Templeton Growth Fund, Inc.
This annual report for Templeton Growth Fund, Inc. covers
the fiscal year ended August 31, 2020 .
Your Fund’s Goals and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests predominantly in the
equity securities of companies located anywhere in the
world, including developing markets.
Performance Overview
The Fund’s Class A shares posted a +6.53% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI All Country World Index
(ACWI), which measures stock performance in global
developed and emerging markets, posted a +17.12% total
return.
1
For the 10-year period ended August 31, 2020,
the Fund’s Class A shares posted a +90.09% cumulative
total return, compared with the MSCI ACWI’s +171.23%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI, advanced during the
12-month period. Stocks gained for the first four months
of the reporting period but fell sharply in early 2020 amid
investor fears of a global economic slowdown due to the
novel coronavirus (COVID-19) pandemic. Such fears drove
many investors to sell equities and buy government bonds,
cash and other investments perceived as safe. During the
last five months of the period, global equities rebounded
due to optimism about easing lockdown restrictions, vaccine
development and government stimulus measures. Despite a
second wave of infections and reintroduction of restrictions, as well as renewed tensions between the U.S. and China,
positive investor sentiment and economic stimulus led global markets higher.
In the U.S., a strong labor market and solid consumer
spending drove economic growth through February
2020. However, pandemic-related restrictions caused stiff
headwinds for the economy, including mass layoffs that
drove the unemployment rate to 14.7% in April.
2
According to
the National Bureau of Economic Research, the longest U.S.
economic expansion in history ended in February 2020, and
the country slipped into a deep recession. Equities began to rebound in the spring amid declining jobless claims, rising
retail sales and optimism about treatments and potential
vaccines for COVID-19. Despite surging summer infection
rates and dampened economic activity, which caused the
second-quarter gross domestic product to decline at a record pace, resilient consumer spending in July and optimism
about an economic rebound led equities higher. However,
gains were concentrated in only a few sectors, including
consumer staples, health care and information technology.
The U.S. Federal Reserve (Fed) lowered the federal funds
target rate twice in late 2019 to a range of 1.50%–1.75%
and implemented two emergency rate cuts in March 2020,
decreasing the rate to a range of 0.00%–0.25%. The Fed
Geographic Composition
8/31/20
% of Total
Net Assets
North America 31.5%
Asia 28.7%
Europe 26.2%
Latin America & Caribbean 2.7%
Short-Term Investments & Other Net Assets 10.9%
1. Source: Morningstar. As of 8/31/20, the Fund’s Class A 10-year average annual total return not including the maximum sales charge was +6.63%, compared with the MSCI
ACWI’s 10-year average annual total return of +10.49%.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
also enacted sweeping quantitative easing measures aimed
at ensuring credit flows to borrowers and supporting credit
markets with unlimited amounts of bond purchasing. At the
end of the period, the Fed announced a shift in inflation
policy that could mean interest rates will potentially remain low, even amid low unemployment and rising inflation.
In the eurozone, forecasts of a significant contraction
in 2020 mounted as the magnitude of the pandemic’s
economic disruption became apparent. Nevertheless,
European developed market equities, as measured by the
MSCI Europe Index, advanced as some social distancing
restrictions were removed and robust fiscal stimulus
measures led to a significant rebound from the March 2020
lows.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, also
advanced. Generally slow yet stable economic growth
and easing trade tensions between the U.S. and China
benefited the region, until the pandemic and lockdowns in
China and other countries derailed economic growth. Sharp
market declines were followed by a rebound, as economies
reopened, aided by robust stimulus measures and many
health care companies’ continued development of COVID-19
vaccines and treatments.
Emerging market stocks, as measured by the MSCI
Emerging Markets Index, also advanced for the 12-month
period despite steep pandemic-related declines, generally
weaker currencies and lower energy prices, which hurt
emerging market economies reliant on these exports.
During the last five months of the reporting period, however, improving economic activity, higher oil prices and U.S. dollar weakness led emerging markets stocks to post strong gains,
reversing earlier losses.
Investment Strategy
Our investment strategy employs a bottom-up, value-
oriented, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash
flow potential. Our analysis includes an assessment of the
potential impacts of material environmental, social and
governance (ESG) factors on the long-term risk and return
profile of a company. We also consider the company’s price/
earnings ratio, price/cash flow ratio, profit margins and
liquidation value.
In addition, the Fund may, from time to time, engage in
currency-related derivatives to seek to hedge (protect)
against currency risks. The Fund also may, from time to
time, engage in equity-related derivatives, such as buying
and selling (writing) put and call options on individual
securities (including exchange-traded funds) and indexes,
and engaging in equity futures and equity index futures,
for various purposes including enhancing Fund returns,
increasing liquidity, gaining exposure to individual securities and particular markets in more efficient or less expensive
ways, generate additional income for the Fund and/or
hedging risks relating to changes in certain equity markets.
Manager’s Discussion
The 12 months under review encompassed a volatile and
challenging period for price-disciplined investors. Market
leadership was concentrated among a handful of the biggest
large-capitalization technology and e-commerce stocks that
saw their market capitalizations and valuations soar to new
records. The period was punctuated by a severe bear market
and global recession stemming from the COVID-19-related
economic shutdown, though official intervention prompted a
quick recovery and the darlings of the first half of the period reasserted their leadership. The market seemed unhealthy
and distorted in our view, divorced as it was from economic
and fundamental realities. In this unique environment, we
identified major risks in both tails of the market. On the
one hand, resilient high-profile stocks traded at elevated
valuations that bode poorly for long-term returns, in our
view. On the other, many optically inexpensive stocks were
comprised of companies that carried excessive balance
sheet and operational risks, in our opinion, and might
struggle to survive a renewed downturn.
Top 10 Industries
8/31/20
% of Total
Net Assets
a
Pharmaceuticals 8.9%
Hotels, Restaurants & Leisure 5.8%
Beverages 5.4%
Metals & Mining 5.3%
Food & Staples Retailing 4.0%
Internet & Direct Marketing Retail 3.6%
Household Durables 3.3%
Media 3.2%
Machinery 3.0%
Technology Hardware, Storage & Peripherals 2.9%

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Our strategy in this environment has been diversification
amongst different value types, economic exposure and
risk profiles. We reduced exposure to energy and banks,
where we believe many stocks were inexpensive for good
reason and may get even less expensive. Instead, we
sought cyclical exposure in sectors with better growth and
quality profiles like industrials and consumer discretionary.
We made selective investments in stocks in economically-
and pandemic-exposed industries that we believe had
been oversold. We were able to increase exposure to
more cyclical and volatile stocks for two reasons. First, our fundamental focus allowed us to confidently assess balance
sheet and liquidity risk. And second, we were simultaneously increasing the Fund’s defensive exposures by raising cash
equivalents including time deposits in foreign currencies,
taking long positions in the Japanese yen (a generally
considered global safe haven), holding uncorrelated assets
like precious metals firms and rotating more generally
into higher quality companies across a range of sectors.
The result, in our view, was a more dynamic, flexible and
genuinely diverse value portfolio. We continue to believe
that flexibility, creativity and true diversification within a value framework are appropriate in this extended and uncertain
market environment.
Looking at the Fund more closely, relative underperformance
during the period was more about what we didn’t own than
what we did. Our significant underweighting in information
technology was the main detractor, unsurprising for a year
when just five tech stocks rose to become around a quarter
of the entire market cap of the Standard & Poor’s
®
500
Index, a record-high concentration in the world’s largest
stock market. Communication services holdings lagged due
to our underweighted position and lack of exposure to
leading stocks in the sector’s media and entertainment
category. Similarly, consumer discretionary detracted
primarily because of our lack of exposure to expensive
e-commerce stocks. Meanwhile, an elevated cash balance
helped dampen volatility and invest opportunistically in the downturn, but represented a drag on overall performance in
the 12-month timeframe.
Turning to relative contributors, stock selection in the
industrials sector outperformed as premier global economic
contributors like German conglomerate Siemens and U.S.
truck-maker Navistar (not held at period-end) led the cyclical upswing in the latter half of the period. Meanwhile, materials holdings benefited from precious metals exposure.
From a regional standpoint, stock selection in Asia detracted from relative performance, offsetting a positive overweighted allocation, pressured by weakness in Japan and China. In
Europe, relative weakness in the U.K. offset relative strength in Switzerland and Germany, while in North America,
weakness in the U.S. outweighed strength in Canada.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended August 31, 2020, the U.S. dollar
declined in value relative to most currencies. As a result, the
Top 10 Holdings
8/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Roche Holding AG 3.3%
Pharmaceuticals, Switzerland
Samsung Electronics Co. Ltd. 2.9%
Technology Hardware, Storage & Peripherals,
South Korea
Wheaton Precious Metals Corp. 2.7%
Metals & Mining, Brazil
Sanofi 2.6%
Pharmaceuticals, France
Comcast Corp. 2.3%
Media, United States
Verizon Communications, Inc. 2.2%
Diversified Telecommunication Services, United
States
Siemens AG 2.1%
Industrial Conglomerates, Germany
E.ON SE 2.1%
Multi-Utilities, Germany
Dollar Tree, Inc. 2.1%
Multiline Retail, United States
Anheuser-Busch InBev SA/NV 2.1%
Beverages, Belgium
Top 10 Countries
8/31/20
a
% of Total
Net Assets
a a
United States 31.1%
Japan 17.3%
Germany 6.5%
United Kingdom 5.4%
China 3.9%
South Korea 3.6%
France 3.5%
Switzerland 3.3%
Brazil 2.7%
Belgium 2.1%

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Fund’s performance was positively affected by the portfolio’s substantial investment in securities with non-U.S. currency
exposure. However, one cannot expect the same result in
future periods.
Thank you for your continued participation in Templeton
Growth Fund. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Herbert J. Arnett, Jr.
Christopher James Peel, CFA
Warren Pustam, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2020, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2020
Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/20
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +6.53% +0.67%
5-Year +16.54% +1.95%
10-Year +90.09% +6.03%
Advisor
1-Year +6.79% +6.79%
5-Year +18.04% +3.37%
10-Year +94.95% +6.90%
See page 9 for Performance Summary footnotes.

Templeton Growth Fund, Inc.
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/1/10
–
8/31/20)
Advisor Class
(9/1/10
–
8/31/20)

Templeton Growth Fund, Inc.
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current political uncertainty concerning the economic consequences of the departure of the United Kingdom from the European Union may increase market volatility. Derivatives involve costs and can create economic leverage which may result in significant volatility and cause the Fund to participate in losses (and enable gains) on an amount that exceeds the Fund’s initial investment. In addition, securities issued by small- and mid-capitalization companies have historically experienced more price volatility than larger-company stocks, especially over the short term and may involve additional risks. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-
made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Source: Morningstar. The MSCI ACWI is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/19–8/31/20)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.4661 $0.0420 $0.7098 $1.2179
C $0.3290 $0.0420 $0.7098 $1.0808
R $0.4224 $0.0420 $0.7098 $1.1742
R6 $0.5186 $0.0420 $0.7098 $1.2704
Advisor $0.5051 $0.0420 $0.7098 $1.2569
Total Annual Operating Expenses
5
Share Class
A 1.06%
Advisor 0.81%

Your Fund’s Expenses
Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/20
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
Ending
Account
Value 8/31/20
Expenses
Paid During
Period
3/1/20–8/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,039.80 $5.55 $1,019.70 $5.50 1.08%
C $1,000 $1,036.00 $9.39 $1,015.92 $9.29 1.83%
R $1,000 $1,038.70 $6.83 $1,018.44 $6.76 1.33%
R6 $1,000 $1,041.80 $3.81 $1,021.41 $3.77 0.74%
Advisor $1,000 $1,041.70 $4.27 $1,020.95 $4.23 0.83%

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.96 $27.08 $26.26 $22.67 $22.60
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.51 0.47 0.38 0.35
Net realized and unrealized gains (losses) ........... 1.16 (3.96) 0.84 3.55 0.08
Total from investment operations .................... 1.43 (3.45) 1.31 3.93 0.43
Less distributions from:
Net investment income .......................... (0.47) (0.45) (0.49) (0.34) (0.36)
Net realized gains ............................. (0.75) (2.22) — — —
Total distributions ............................... (1.22) (2.67) (0.49) (0.34) (0.36)
Net asset value, end of year ....................... $21.17 $20.96 $27.08 $26.26 $22.67
Total return
c
................................... 6.53% (13.02)% 4.99% 17.49% 1.97%
Ratios to average net assets
Expense s
d
.................................... 1.06% 1.06% 1.03% 1.06%
e
1.07%
e
Net investment income ........................... 1.29% 2.20% 1.75% 1.55% 1.60%
Supplemental data
Net assets, end of year (000’s) ..................... $8,191,333 $8,604,624 $10,711,345 $10,880,427 $10,524,247
Portfolio turnover rate ............................ 52.90% 25.30% 28.77% 29.17% 23.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.56 $26.31 $25.52 $22.04 $21.96
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.25 0.26 0.19 0.18
Net realized and unrealized gains (losses) ........... 1.12 (3.78) 0.81 3.45 0.08
Total from investment operations .................... 1.23 (3.53) 1.07 3.64 0.26
Less distributions from:
Net investment income .......................... (0.33) — (0.28) (0.16) (0.18)
Net realized gains ............................. (0.75) (2.22) — — —
Total distributions ............................... (1.08) (2.22) (0.28) (0.16) (0.18)
Net asset value, end of year ....................... $20.71 $20.56 $26.31 $25.52 $22.04
Total return
c
................................... 5.70% (13.68)% 4.20% 16.61% 1.20%
Ratios to average net assets
Expenses
d
.................................... 1.82% 1.81% 1.78% 1.81%
e
1.82%
e
Net investment income ........................... 0.54% 1.45% 1.00% 0.80% 0.85%
Supplemental data
Net assets, end of year (000’s) ..................... $125,500 $152,392 $554,889 $594,594 $634,175
Portfolio turnover rate ............................ 52.90% 25.30% 28.77% 29.17% 23.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.75 $26.81 $26.00 $22.45 $22.37
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.44 0.40 0.31 0.29
Net realized and unrealized gains (losses) ........... 1.14 (3.91) 0.83 3.52 0.08
Total from investment operations .................... 1.35 (3.47) 1.23 3.83 0.37
Less distributions from:
Net investment income .......................... (0.42) (0.37) (0.42) (0.28) (0.29)
Net realized gains ............................. (0.75) (2.22) — — —
Total distributions ............................... (1.17) (2.59) (0.42) (0.28) (0.29)
Net asset value, end of year ....................... $20.93 $20.75 $26.81 $26.00 $22.45
Total return .................................... 6.24% (13.21)% 4.73% 17.18% 1.72%
Ratios to average net assets
Expenses
c
..................................... 1.31% 1.31% 1.28% 1.31%
d
1.32%
d
Net investment income ........................... 1.04% 1.95% 1.50% 1.30% 1.35%
Supplemental data
Net assets, end of year (000’s) ..................... $56,912 $62,515 $88,560 $99,389 $104,180
Portfolio turnover rate ............................ 52.90% 25.30% 28.77% 29.17% 23.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.97 $27.10 $26.29 $22.69 $22.63
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.59 0.56 0.46 0.43
Net realized and unrealized gains (losses) ........... 1.16 (3.97) 0.83 3.56 0.08
Total from investment operations .................... 1.50 (3.38) 1.39 4.02 0.51
Less distributions from:
Net investment income .......................... (0.52) (0.53) (0.58) (0.42) (0.45)
Net realized gains ............................. (0.75) (2.22) — — —
Total distributions ............................... (1.27) (2.75) (0.58) (0.42) (0.45)
Net asset value, end of year ....................... $21.20 $20.97 $27.10 $26.29 $22.69
Total return .................................... 6.87% (12.73)% 5.33% 17.94% 2.34%
Ratios to average net assets
Expenses
c
..................................... 0.74% 0.73% 0.70% 0.71%
d
0.70%
d
Net investment income ........................... 1.63% 2.53% 2.08% 1.90% 1.97%
Supplemental data
Net assets, end of year (000’s) ..................... $1,342,940 $1,504,941 $1,791,152 $1,843,276 $1,859,796
Portfolio turnover rate ............................ 52.90% 25.30% 28.77% 29.17% 23.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.01 $27.15 $26.33 $22.73 $22.66
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.57 0.54 0.45 0.40
Net realized and unrealized gains (losses) ........... 1.17 (3.98) 0.83 3.55 0.09
Total from investment operations .................... 1.49 (3.41) 1.37 4.00 0.49
Less distributions from:
Net investment income .......................... (0.51) (0.51) (0.55) (0.40) (0.42)
Net realized gains ............................. (0.75) (2.22) — — —
Total distributions ............................... (1.26) (2.73) (0.55) (0.40) (0.42)
Net asset value, end of year ....................... $21.24 $21.01 $27.15 $26.33 $22.73
Total return .................................... 6.79% (12.79)% 5.24% 17.78% 2.25%
Ratios to average net assets
Expenses
c
..................................... 0.81% 0.81% 0.78% 0.81%
d
0.82%
d
Net investment income ........................... 1.54% 2.45% 2.00% 1.80% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $377,028 $427,371 $533,358 $523,263 $388,677
Portfolio turnover rate ............................ 52.90% 25.30% 28.77% 29.17% 23.05%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Growth Fund, Inc.
Statement of Investments, August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 89.1%
Belgium 2.1%
Anheuser-Busch InBev SA/NV ...... Beverages 3,586,550 $ 208,439,843
Brazil 2.7%
Wheaton Precious Metals Corp. ..... Metals & Mining 5,188,215 277,155,719
Canada 0.4%
Husky Energy, Inc. ............... Oil, Gas & Consumable Fuels 10,617,620 35,907,749
China 3.9%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 5,315,403 $ 191,328,375
Gree Electric Appliances, Inc. of Zhuhai ,
A ........................... Household Durables 5,875,190 46,721,166
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 2,737,340 157,971,891
396,021,432
Denmark 1.6%
AP Moller - Maersk A/S , B .......... Marine 106,566 163,285,715
France 3.4%
Pernod Ricard SA ................ Beverages 481,349 82,441,824
Sanofi ......................... Pharmaceuticals 2,610,574 264,410,667
346,852,491
Germany 6.5%
a
adidas AG ...................... Textiles, Apparel & Luxury Goods 223,184 67,911,455
Bayer AG ...................... Pharmaceuticals 2,328,937 154,895,872
E.ON SE ....................... Multi-Utilities 18,025,333 213,479,588
Siemens AG .................... Industrial Conglomerates 1,565,079 216,857,054
653,143,969
Hong Kong 1.7%
AIA Group Ltd. .................. Insurance 16,908,631 173,225,936
Japan 17.2%
East Japan Railway Co. ........... Road & Rail 494,100 32,168,318
Honda Motor Co. Ltd. ............. Automobiles 4,818,700 122,689,786
Isuzu Motors Ltd. ................ Automobiles 4,744,800 46,886,934
Japan Airlines Co. Ltd. ............ Airlines 4,038,630 80,081,690
Keisei Electric Railway Co. Ltd. ...... Road & Rail 686,400 20,176,066
Kirin Holdings Co. Ltd. ............ Beverages 7,483,700 147,131,985
Komatsu Ltd. ................... Machinery 6,716,900 146,257,506
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 2,913,200 167,180,204
Makita Corp. .................... Machinery 2,177,300 100,600,472
Mitsubishi Electric Corp. ........... Electrical Equipment 8,417,000 115,963,364
Panasonic Corp. ................. Household Durables 16,350,600 150,687,627
Seven & i Holdings Co. Ltd. ......... Food & Staples Retailing 3,622,794 116,889,251
Sony Corp. ..................... Household Durables 1,714,300 134,249,914
Sumitomo Mitsui Financial Group, Inc. . Banks 3,583,356 105,379,185
Suntory Beverage & Food Ltd. ...... Beverages 2,761,300 106,579,747
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 3,984,463 148,583,562
1,741,505,611
Luxembourg 1.9%
a
ArcelorMittal SA ................. Metals & Mining 7,548,525 95,082,623
SES SA , FDR ................... Media 13,639,598 96,932,407
192,015,030
Macau 1.2%
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 15,687,000 123,319,604

Templeton Growth Fund, Inc.
Statement of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands 2.0%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 847,158 106,538,590
Royal Dutch Shell plc , B ........... Oil, Gas & Consumable Fuels 6,931,921 97,512,239
204,050,829
South Korea 3.6%
KB Financial Group, Inc. ........... Banks 2,388,861 74,138,685
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 6,344,991 288,190,160
362,328,845
Switzerland 3.3%
Roche Holding AG ............... Pharmaceuticals 939,607 328,674,233
Thailand 1.1%
Bangkok Bank PCL ............... Banks 31,193,770 107,211,976
United Kingdom 5.4%
BAE Systems plc ................ Aerospace & Defense 14,336,952 99,517,073
BP plc ......................... Oil, Gas & Consumable Fuels 28,882,121 100,752,053
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 5,456,228 104,164,417
Compass Group plc .............. Hotels, Restaurants & Leisure 6,888,596 111,458,514
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 1,466,916 $ 84,686,482
International Consolidated Airlines
Group SA ..................... Airlines 4,014,160 11,262,517
Whitbread plc ................... Hotels, Restaurants & Leisure 986,033 33,250,290
545,091,346
United States 31.1%
AbbVie, Inc. .................... Biotechnology 677,417 64,876,226
American Express Co. ............ Consumer Finance 363,234 36,900,942
a
Booking Holdings, Inc. ............ Internet & Direct Marketing Retail 92,342 176,414,774
BorgWarner, Inc. ................. Auto Components 1,437,929 58,365,538
Comcast Corp. , A ................ Media 5,121,879 229,511,398
a
Dollar Tree, Inc. ................. Multiline Retail 2,200,008 211,794,770
DuPont de Nemours, Inc. .......... Chemicals 1,331,784 74,260,276
a
EPAM Systems, Inc. .............. IT Services 527,889 172,672,492
Freeport-McMoRan, Inc. ........... Metals & Mining 10,326,207 161,192,091
Gilead Sciences, Inc. ............. Biotechnology 1,813,758 121,068,347
Honeywell International, Inc. ........ Industrial Conglomerates 330,400 54,697,720
Kellogg Co. ..................... Food Products 2,289,505 162,348,800
Kroger Co. (The) ................. Food & Staples Retailing 3,519,330 125,569,694
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 484,552 85,160,014
Lear Corp. ..................... Auto Components 427,513 48,706,556
Medtronic plc ................... Health Care Equipment & Supplies 810,651 87,120,663
Oracle Corp. .................... Software 2,022,198 115,710,170
Ross Stores, Inc. ................ Specialty Retail 1,397,511 127,285,302
Stanley Black & Decker, Inc. ........ Machinery 343,580 55,419,454
Starbucks Corp. ................. Hotels, Restaurants & Leisure 869,350 73,433,995
Sysco Corp. .................... Food & Staples Retailing 2,662,304 160,110,963
TJX Cos., Inc. (The) .............. Specialty Retail 2,327,955 127,548,654
United Parcel Service, Inc. , B ....... Air Freight & Logistics 890,633 145,725,371
Verizon Communications, Inc. ....... Diversified Telecommunication Services 3,697,593 219,156,337
Walt Disney Co. (The) ............. Entertainment 1,071,329 141,276,155
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 702,639 98,987,782
3,135,314,484
Total Common Stocks (Cost $ 7,773,852,567 ) ....................................
8,993,544,812

Templeton Growth Fund, Inc.
Statement of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 31 .
Short Term Investments 4.4%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 4.4%
Canada 2.7%
National Bank of Canada , 0.05% ,
9/01/20 ...................... 200,000,000 200,000,000
Royal Bank of Canada , 0.06% , 9/01/20 74,000,000 74,000,000
France 1.7%
BNP Paribas SA , 0.07% , 9/01/20 ..... 175,000,000 175,000,000
Total Time Deposits (Cost $ 449,000,000 ) .......................................
449,000,000
a a a a a
Total Short Term Investments (Cost $ 449,000,000 ) ...............................
449,000,000
a a a
a
Total Investments (Cost $ 8,222,852,567 ) 93 .5% ..................................
$9,442,544,812
Other Assets, less Liabilities 6 .5% .............................................
651,167,985
Net Assets 100.0% ...........................................................
$10,093,712,797
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Growth Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $8,222,852,567
Value - Unaffiliated issuers .................................................................. $9,442,544,812
Cash .................................................................................... 220,797
Foreign currency, at value (cost $ 682,722,441 ) ..................................................... 699,160,056
Receivables:
Capital shares sold ........................................................................ 1,151,169
Dividends and interest ..................................................................... 21,410,452
European Union tax reclaims ................................................................ 17,233,309
Other assets .............................................................................. 81,640
Total assets .......................................................................... 10,181,802,235
Liabilities:
Payables:
Investment securities purchased .............................................................. 65,524,471
Capital shares redeemed ................................................................... 12,240,234
Management fees ......................................................................... 5,831,170
Distribution fees .......................................................................... 1,842,250
Transfer agent fees ........................................................................ 1,519,542
Accrued expenses and other liabilities ........................................................... 1,131,771
Total liabilities ......................................................................... 88,089,438
Net assets, at value ................................................................. $10,093,712,797
Net assets consist of:
Paid-in capital ............................................................................. $10,330,878,156
Total distributable earnings (losses) ............................................................. (237,165,359)
Net assets, at value ................................................................. $10,093,712,797

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2020
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Class A:
Net assets, at value ....................................................................... $8,191,332,515
Shares outstanding ........................................................................ 386,915,485
Net asset value per share
a
.................................................................. $21.17
Maximum offering price per share (net asset value per share ÷ 94 .50% ) ................................ $22.40
Class C:
Net assets, at value ....................................................................... $125,500,180
Shares outstanding ........................................................................ 6,059,360
Net asset value and maximum offering price per share
a
............................................. $20.71
Class R:
Net assets, at value ....................................................................... $56,912,314
Shares outstanding ........................................................................ 2,719,424
Net asset value and maximum offering price per share ............................................. $20.93
Class R6:
Net assets, at value ....................................................................... $1,342,939,679
Shares outstanding ........................................................................ 63,351,389
Net asset value and maximum offering price per share ............................................. $21.20
Advisor Class:
Net assets, at value ....................................................................... $377,028,109
Shares outstanding ........................................................................ 17,754,631
Net asset value and maximum offering price per share ............................................. $21.24
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Operations
for the year ended August 31, 2020
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Growth Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $18,053,998)
Unaffiliated issuers ........................................................................ $239,728,863
Interest:
Unaffiliated issuers ........................................................................ 5,500,798
Income from securities loaned:
Non-controlled affiliates (Note 3 f ) ............................................................. 23,252
Total investment income ................................................................... 245,252,913
Expenses:
Management fees (Note 3 a ) ................................................................... 71,645,788
Distribution fees: (Note 3c )
    Class A ................................................................................ 20,970,545
    Class C ................................................................................ 1,387,885
    Class R ................................................................................ 298,267
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 8,254,645
    Class C ................................................................................ 136,139
    Class R ................................................................................ 58,833
    Class R6 ............................................................................... 309,379
    Advisor Class ............................................................................ 395,599
Custodian fees (Note 4 ) ...................................................................... 1,126,082
Reports to shareholders ...................................................................... 718,167
Registration and filing fees .................................................................... 178,431
Professional fees ........................................................................... 290,039
Directors' fees and expenses .................................................................. 457,109
Other .................................................................................... 110,048
Total expenses ......................................................................... 106,336,956
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (6,160)
Net expenses ......................................................................... 106,330,796
Net investment income ................................................................ 138,922,117
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $7,247,869)
Unaffiliated issuers ...................................................................... (1,640,516,129)
Foreign currency transactions ................................................................ (8,105,409)
Net realized gain (loss) .................................................................. (1,648,621,538)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,162,757,600
Translation of other assets and liabilities denominated in foreign currencies .............................. 11,453,261
Change in deferred taxes on unrealized appreciation ............................................... 2,473,699
Net change in unrealized appreciation (depreciation) ............................................ 2,176,684,560
Net realized and unrealized gain (loss) ............................................................ 528,063,022
Net increase (decrease) in net assets resulting from operations .......................................... $666,985,139

Templeton Growth Fund, Inc.
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton Growth Fund, Inc.
Year Ended
August 31, 2020
Year Ended
August 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $138,922,117 $269,738,178
Net realized gain (loss) ................................................. (1,648,621,538) 524,039,700
Net change in unrealized appreciation (depreciation) ........................... 2,176,684,560 (2,497,615,888)
Net increase (decrease) in net assets resulting from operations ................ 666,985,139 (1,703,838,010)
Distributions to shareholders:
Class A ............................................................. (484,955,431) (1,060,271,255)
Class C ............................................................. (7,391,161) (17,987,523)
Class R ............................................................. (3,414,509) (8,302,520)
Class R6 ............................................................ (86,672,195) (179,538,473)
Advisor Class ........................................................ (24,230,750) (53,290,298)
Total distributions to shareholders .......................................... (606,664,046) (1,319,390,069)
Capital share transactions: (Note 2 )
Class A ............................................................. (464,763,137) 318,262,962
Class C ............................................................. (26,723,960) (344,726,383)
Class R ............................................................. (6,021,736) (6,907,043)
Class R6 ............................................................ (169,111,293) 115,423,472
Advisor Class ........................................................ (51,831,499) 13,713,825
Total capital share transactions ............................................ (718,451,625) 95,766,833
Net increase (decrease) in net assets ................................... (658,130,532) (2,927,461,246)
Net assets:
Beginning of year ....................................................... 10,751,843,329 13,679,304,575
End of year ........................................................... $10,093,712,797 $10,751,843,329

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Growth Fund, Inc. (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board
of Directors (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives cash
collateral against the loaned securities in an amount equal
to at least 102% of the fair value of the loaned securities.
Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any
additional collateral required due to changes in security
values is delivered to the Fund on the next business day.
The collateral is deposited into a joint cash account with
other funds and is used to invest in a money market fund
managed by Franklin Advisers, Inc., an affiliate of the Fund.
The Fund may receive income from the investment of cash
collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid
to the securities lending agent and/or third-party vendor,
is reported separately in the Statement of Operations. The
Fund bears the market risk with respect to the collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned,
the Fund has the right to repurchase the securities in the
open market using the collateral received. The securities
lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At August 31, 2020,
the Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At August 31, 2020, there were 2.7 billion shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended August 31,
2020 2019
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 18,627,614 $386,125,617 35,476,942 $849,722,463
Shares issued in reinvestment of distributions .......... 18,723,508 416,972,537 42,861,541 923,666,190
Shares redeemed ............................... (60,884,115) (1,267,861,291) (63,390,104) (1,455,125,691)
Net increase (decrease) .......................... (23,532,993) $(464,763,137) 14,948,379 $318,262,962
Class C Shares:
Shares sold ................................... 1,165,176 24,125,085 22,174,939 573,341,752
Shares issued in reinvestment of distributions .......... 329,613 7,221,816 825,367 17,539,045
Shares redeemed
a
.............................. (2,847,963) (58,070,861) (36,675,969) (935,607,180)
Net increase (decrease) .......................... (1,353,174) $(26,723,960) (13,675,663) $(344,726,383)
Class R Shares:
Shares sold ................................... 321,974 6,400,091 295,764 6,681,869
Shares issued in reinvestment of distributions .......... 153,178 3,379,118 382,358 8,167,160
Shares redeemed ............................... (768,993) (15,800,945) (967,947) (21,756,072)
Net increase (decrease) .......................... (293,841) $(6,021,736) (289,825) $(6,907,043)
Class R6 Shares:
Shares sold ................................... 1,223,712 24,694,598 2,539,704 55,702,723
Shares issued in reinvestment of distributions .......... 3,783,306 84,178,560 8,089,986 173,934,703
Shares redeemed ............................... (13,421,059) (277,984,451) (4,962,578) (114,213,954)
Net increase (decrease) .......................... (8,414,041) $(169,111,293) 5,667,112 $115,423,472
Advisor Class Shares:
Shares sold ................................... 2,010,896 41,786,879 3,116,210 71,643,262
Shares issued in reinvestment of distributions .......... 1,002,943 22,365,636 2,226,548 47,982,115
Shares redeemed ............................... (5,601,594) (115,984,014) (4,647,256) (105,911,552)
Net increase (decrease) .......................... (2,587,755) $(51,831,499) 695,502 $13,713,825
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Growth Fund, Inc.
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee to Global Advisers based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2020, the gross effective investment management fee rate was 0.688% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Global Advisers, FT Services provides administrative services to the Fund. The fee is paid by Global
Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.780% Up to and including $200 million
0.765% Over $200 million, up to and including $700 million
0.730% Over $700 million, up to and including $1 billion
0.715% Over $1 billion, up to and including $1.2 billion
0.690% Over $1.2 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% Over $35 billion, up to and including $40 billion
0.575% Over $40 billion, up to and including $45 billion
0.565% In excess of $45 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended August 31, 2020, the Fund paid transfer agent fees of $9,154,595, of which $5,466,986 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2020, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2020.
h. Other Affiliated Transactions
At August 31, 2020, one or more of the funds in Franklin Fund Allocator Series owned 15.7% of the Fund's outstanding shares.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $237,107
CDSC retained .............................................................................. $6,415
a
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a a a a a a a a a
Templeton Growth Fund, Inc .
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $109,079,975 $(109,079,975) $ — $ — $ — — $ 23,252
Total Affiliated Securities .... $— $109,079,975 $(109,079,975) $— $— $— $23,252
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2020, there were no credits earned.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2020, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2020 and 2019, was as follows:
At August 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to foreign currency transactions and EU reclaims.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2020, aggregated
$4,944,112,833 and $6,654,177,177 respectively.
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 108,410,456
Long term ............................. 1,481,323,928
Total capital loss carryforwards ............ $ 1,589,734,384
2020 2019
Distributions paid from:
Ordinary income .......................................................... $255,043,908 $237,589,826
Long term capital gain ...................................................... 351,620,138 1,081,800,243
$606,664,046 $1,319,390,069
Cost of investments .......................................................................... $8,225,838,104
Unrealized appreciation ........................................................................ $1,819,770,769
Unrealized depreciation ........................................................................ (603,064,062)
Net unrealized appreciation (depreciation) .......................................................... $1,216,706,707
Distributable earnings:
Undistributed ordinary income ................................................................... $108,913,957

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2020, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton Growth Fund, Inc.
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2020, in valuing the Fund's assets carried at fair value, is as follows:
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 208,439,843 $ — $ 208,439,843
Brazil ............................... 277,155,719 — — 277,155,719
Canada ............................. 35,907,749 — — 35,907,749
China ............................... 157,971,891 238,049,541 — 396,021,432
Denmark ............................ — 163,285,715 — 163,285,715
France .............................. — 346,852,491 — 346,852,491
Germany ............................ — 653,143,969 — 653,143,969
Hong Kong ........................... — 173,225,936 — 173,225,936
Japan ............................... — 1,741,505,611 — 1,741,505,611
Luxembourg .......................... — 192,015,030 — 192,015,030
Macau .............................. — 123,319,604 — 123,319,604
Netherlands .......................... 106,538,590 97,512,239 — 204,050,829
South Korea .......................... — 362,328,845 — 362,328,845
Switzerland ........................... — 328,674,233 — 328,674,233
Thailand ............................. — 107,211,976 — 107,211,976
United Kingdom ....................... — 545,091,346 — 545,091,346
United States ......................... 3,135,314,484 — — 3,135,314,484
Short Term Investments ................... — 449,000,000 — 449,000,000
Total Investments in Securities ........... $3,712,888,433 $5,729,656,379 $— $9,442,544,812
Selected Portfolio
FDR Foreign Depositary Receipt
10. Fair Value Measurements
(continued)

Templeton Growth Fund, Inc.
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Directors and Shareholders of Templeton Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Growth Fund, Inc. (the "Fund") as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the five years in the period ended
August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2020
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Growth Fund, Inc.
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $351,620,138 as a long term capital gain dividend for the fiscal year ended August 31, 2020.
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $20,776,263 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the
Internal Revenue Code for the fiscal year ended August 31, 2020.
Under Section 854(b)(1)(A) of the Internal Revenue Code, the Fund hereby reports 22.69% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2020.
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $201,406,760 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended August 31, 2020. Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At August 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2020 distribution date, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Templeton Growth Fund, Inc.
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Director Since 1992 126 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Director Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Director Since 2016 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Director
Director since
2000 and Lead
Independent
Director since 2007
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Director Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Director Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Director Since 2005 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Director Since 2000 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Director Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in
private
practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Director Since 2007 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Director and
Vice President
Chairman of the
Board and Director
since 2013 and
Vice President
since 1996
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan T. Bartlett (1970) President and
Chief Executive
Officer –
Investment
Management
Since December 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Interim Chief
Compliance
Officer
Since January 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 15 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Growth Fund, Inc.

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Robert C. Rosselot (1960) Chief Compliance
Officer
Since 2013 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Global Compliance, Franklin Templeton; Senior Vice President, Franklin Templeton Companies, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Senior Associate General Counsel, Franklin Templeton (2007-2013); and Secretary and Vice
President, Templeton Group of Funds (2004-2013).
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON GROWTH FUND, INC.
(Fund)
At a meeting held on May 13, 2020 (Meeting), the Board
of Directors (Board) of the Fund, including a majority of the directors who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Directors),
reviewed and approved the continuance of the investment
management agreement between Templeton Global Advisors
Limited (Manager) and the Fund (Management Agreement)
for an additional one-year period. The Independent Directors received advice from and met separately with Independent
Director counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Director counsel
on behalf of the Independent Directors in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Directors held a telephonic
contract renewal meeting at which the Independent Directors
conferred amongst themselves and Independent Director
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Directors, determined that the terms of the
Management Agreement are fair and reasonable and
that the continuance of such Management Agreement is
in the interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its continued introduction of new
funds, reassessment of the fund offerings in response to
the market environment and project initiatives and capital
investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to enhancing services and controlling costs,
as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its
upcoming acquisition of the Legg Mason companies. The

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Annual Report
Board acknowledged the change in leadership at FRI and
the opportunity to hear from Jennifer Johnson, President and
Chief Executive Officer of FRI, about goals she has for the
company that will benefit the Fund.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended February
29, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional global multi-cap value funds. The Board noted that the Fund’s annualized total
return for the one-, three-, five- and 10-year periods
was below the median of its Performance Universe. The
Board discussed this performance with management and
management explained that the Fund’s higher exposure
to value stocks, which have experienced a period of
historic underperformance, and underweight position in
US stocks, as compared to peers contributed to the Fund’s
relative underperformance. Management also explained
that weightings in particular sectors (such as information
technology, communication services and financials) and
overall stock selection contributed to the Fund’s relative
underperformance. Management then discussed with the
Board the actions that are being taken in an effort to address the sources of the Fund’s underperformance, including steps
that have been taken/are being taken to further diversify
the Fund’s portfolio and enhance the Fund’s portfolio
risk-reward characteristics in the current environment. The
Board concluded that the Fund’s Management Agreement
should be continued for an additional one-year period, and
management’s efforts should continue to be monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, two
other global multi-cap value funds, six global multi-cap
core funds, and five global multi-cap growth funds. The
Board noted that the Management Rate for the Fund was
approximately two basis points above the median of its
Expense Group. The Board also noted that the actual total
expense ratio for the Fund was below the median of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2019, being the most recent fiscal year-

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Annual Report
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally,
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, was engaged by the Manager to review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered the initiative currently underway to outsource
certain operations, which effort would require considerable
up-front expenditures by the Manager but, over the long
run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving
shareholder services provided to the Fund, as well as
the need to implement systems and meet additional
regulatory and compliance requirements resulting from
recent US Securities and Exchange Commission and other
regulatory requirements, notably in the area of cybersecurity protections.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and
its shareholders as the Fund grows. The Board recognized
that, given the decline in assets for the Fund, the Fund is not expected to experience additional economies of scale in the
foreseeable future.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Funds has adopted and implemented a written
Liquidity Risk Management Program (the “LRMP”) as
required by Rule 22e-4 under the Investment Company
Act of 1940 (the “Liquidity Rule”). The LRMP is designed
to assess and manage each Fund’s liquidity risk, which is
defined as the risk that the Fund could not meet requests
to redeem shares issued by the Fund without significant
dilution of remaining investors’ interests in the Fund. In
accordance with the Liquidity Rule, the LRMP includes
policies and procedures that provide for: (1) assessment,
management, and review (no less frequently than annually)
of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly
Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3)
for Funds that do not primarily hold assets that are Highly
Liquid, establishing and maintaining a minimum percentage
of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4)
prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net
assets in Illiquid assets. The LRMP also requires reporting
to the SEC (on a non-public basis) and to the Board if the
Fund’s holdings of Illiquid assets exceed 15% of the Fund’s
net assets. Funds with HLIMs must have procedures for
addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the Securities and
Exchange Commission (“SEC”) (on a non-public basis).

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Annual Report
The Funds’ Board of Trustees approved the appointment
of the Director of Liquidity Risk within the Investment Risk
Management Group (the “IRMG”) as the Administrator
of the LRMP. The IRMG maintains the Investment
Liquidity Committee (the “ILC”) to provide oversight and
administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC
includes representatives from Franklin Templeton’s Risk,
Trading, Global Compliance, Investment Compliance,
Investment Operations, Valuation Committee and Product
Management groups.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other
funding sources including the Funds’ interfund lending facility and line of credit.. Classification of the Fund’s portfolio
holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2020, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness
of the program during the period December 1, 2018 to
December 31, 2019. The Program Administrator report
concluded that (i.) the LRMP, as adopted and implemented,
remains reasonably designed to assess and manage each
Fund’s liquidity risk; (ii.) the LRMP, including the Highly
Liquid Investment Minimum (“HLIM”) where applicable, was
implemented and operated effectively to achieve the goal
of assessing and managing each Fund’s liquidity risk; and
(iii.) each Fund was able to meet requests for redemption
without significant dilution of remaining investors’ interests in the Fund. At the same time, the Program Administrator also
presented the Fund Board of Trustees an update on liquidity
during the first quarter of 2020 in relation to the COVID-19 pandemic.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive each Fund’s financial reports every six
months as well as an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in
a household and send only one copy of the financial
reports and summary prospectus. This process, called
“householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents
householded, please call us at (800) 632-2301. At any time
you may view current prospectuses/summary prospectuses
and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

101 A 10/20
© 2020 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Growth Fund, Inc.
Investment Manager Distributor Shareholder Services
Templeton Global Advisors
Limited
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $91,555 for the fiscal year ended August 31, 2020 and $108,213 for the fiscal year ended August 31, 2019.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $34,039 for the fiscal year ended August 31, 2020 and $34,039 for the fiscal year ended August 31, 2019. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended August 31, 2020 and $20,000 for the fiscal year ended August 31, 2019. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $137,944 for the fiscal year ended August 31, 2020 and $22,200 for the fiscal year ended August 31, 2019.  The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA Survey, and valuation services related to a fair value engagement.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $171,983 for the fiscal year ended August 31, 2020 and $76,239 for the fiscal year ended August 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
  Changes in Internal Controls. During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                                    N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By   _S\MATTHEW T. HINKLE_____
     Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date:  October 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   _S\MATTHEW T. HINKLE_____
     Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date:  October 27, 2020

By   _S\ROBERT G. KUBILIS_____
  Robert G. Kubilis
  Chief Financial Officer and Chief Accounting Officer
Date:  October 27, 2020